Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2019
Above market acquired charters [Abstract]
Above market acquired charters
Above market acquired charters	Book value
Carrying amount as at January 1, 2019	$ 60,655
Amortization	(7,131)
Carrying amount as at June 30, 2019	$53,524

Above market acquired charter future amortization expense

For the twelve-month periods ending June 30,	Amount
2020	$14,397
2021	$8,745
2022	$8,371
2023	$8,371
2024	$8,385
Thereafter	$5,255
Total	$53,524